Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Entity Registrant Name	BIOJECT MEDICAL TECHNOLOGIES INC
Entity Central Index Key	0000810084
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company